Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit And Other Income Tax Benefit Before Amortization, Statement Of Cash Flows, Extensible Enumeration, Not DisclosedFlag		tax expense
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]		Applicable income taxes
Investment Program Proportional Amortization Method Applied Income Tax Credit And Other Tax Benefit Amortization Statement Of Cash Flows Extensible Enumeration Not Disclosed Flag		expenses
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]		Applicable income taxes
Tax credits related to tax-advantaged investments		$ 585	$ 576	$ 461
Expense related to tax-advantaged investments		573	582	424
Investments in VIEs		678,318	663,491
Available-for-sale securities	[1]	85,992	69,706
Liabilities related to VIEs		619,278	607,720
Variable Interest Entity, Not Primary Beneficiary | Minimum
Variable Interest Entity [Line Items]
Net investments in unconsolidated VIEs		1	1
Variable Interest Entity, Not Primary Beneficiary | Maximum
Variable Interest Entity [Line Items]
Net investments in unconsolidated VIEs		79	86
Variable Interest Entity, Not Primary Beneficiary, Private Investment Funds and Partnerships
Variable Interest Entity [Line Items]
Investments in VIEs		264	219
Maximum exposure to loss		382	319
Variable Interest Entity, Not Primary Beneficiary, Securitization Vehicles | Senior Notes
Variable Interest Entity [Line Items]
Available-for-sale securities		3,200	5,300
Proceeds from securitizations of loans held-for-investment		3,600	6,100
Variable Interest Entity, Primary Beneficiary, Community Development and Tax-Advantaged Investments
Variable Interest Entity [Line Items]
Investments in VIEs		6,400	6,100
Liabilities related to VIEs		$ 4,200	4,400
Variable Interest Entity, Primary Beneficiary, Tender Option Bond Program
Variable Interest Entity [Line Items]
Investments in VIEs			607
Liabilities related to VIEs			$ 381
Fees Waived
Variable Interest Entity [Line Items]
Support provided to money market funds				$ 65

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.